5. INVENTORIES	12 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES

Inventories were $7,103 and $203,582 as of September 30, 2019 and 2018, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $28,000 and $35,000 reserve for impaired inventory as of September 30, 2019 and 2018, respectively.